SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SCHEDULE OF RECONCILIATION OF ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

The amounts of Class A ordinary shares reflected on the balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption at January 1, 2023	$208,932,880
Accretion of carrying value to initial redemption value	7,715,207
Redemption of Class A ordinary shares	$(133,124,975)
Class A ordinary shares subject to possible redemption at December 31, 2023	$83,523,112
Accretion of carrying value to initial redemption value	1,269,100
Redemption of Class A ordinary shares	$(30,285,815)
Class A ordinary shares subject to possible redemption at March 31, 2024	$54,506,397

The amount of Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Class A ordinary shares subject to possible redemption at January 1, 2022	$202,998,782
Accretion of carrying value to initial redemption value	5,934,098
Class A ordinary shares subject to possible redemption at December 31, 2022	$208,932,880
Accretion of carrying value to initial redemption value	7,715,207
Redemption of Class A Ordinary Shares	(133,124,975)
Class A ordinary shares subject to possible redemption at December 31, 2023	$83,523,112

SCHEDULE OF BASIS AND DILUTED NET LOSS PER ORDINARY SHARES

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the three months ended March 31
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$301,466	$288,637	$712,719	$285,519
Denominator:
Basic and diluted weighted average common shares	6,092,346	5,833,083	14,560,700	5,833,083
Basic and diluted net income per ordinary share	$0.05	$0.05	$0.05	$0.05

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$2,003,234	$1,165,646	$(860,883)	$(251,081)
Denominator:
Basic and diluted weighted average common shares	10,024,516	5,833,083	19,999,880	5,833,083
Basic and diluted net income (loss) per ordinary share	$0.20	$0.20	$(0.04)	$(0.04)

Seamless Group Inc. [Member]
SCHEDULE OF DEPRECIATION OF EQUIPMENT AND SOFTWARE STRAIGHT LINE METHOD

Depreciation of equipment is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%

SCHEDULE OF FAIR ASSUMPTIONS OF AWARDS GRANTED

The Company estimates the fair value of awards using a binomial pricing model. The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

Weighted Average Fair Value of 1 Share ($5.73)